UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

 /s/ Nicholas Davidge          Farmingdale, New Jersey      November 10, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $35,723
                                        (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2011



   COLUMN 1                    COLUMN 2           COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6     COLUMN 7     COLUMN 8

                                                               VALUE    SHS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS     CUSIP       (x$1000)  PRN AMT  PRN CALL  DISCRETION   MGRS    SOLE    SHARED  NONE
ALCATEL-LUCENT                 SPONSORED ADR      013904305      588    207,776  SH          SOLE       NONE    207,776
BRIGHAM EXPLORATION CO         COM                109178103    1,413     55,914  SH          SOLE       NONE     55,914
CALGON CARBON CORP             COM                129603106    1,027     70,497  SH          SOLE       NONE     70,497
CHEESECAKE FACTORY INC         COM                163072101      616     25,000  SH          SOLE       NONE     25,000
CHESAPEAKE ENERGY CORP         COM                165167107    1,157     45,281  SH          SOLE       NONE     45,281
CVS CAREMARK CORPORATION       COM                126650100    1,972     58,708  SH          SOLE       NONE     58,708
DARDEN RESTAURANTS INC         COM                237194105    1,202     28,110  SH          SOLE       NONE     28,110
EOG RES INC                    COM                26875P101    2,217     31,221  SH          SOLE       NONE     31,221
EXPRESS SCRIPTS INC            COM                302182100      970     26,157  SH          SOLE       NONE     26,157
FX ENERGY INC                  COM                302695101      342     82,786  SH          SOLE       NONE     82,786
GANNETT INC                    COM                364730101    2,635    276,502  SH          SOLE       NONE    276,502
GOOGLE INC                     CL A               38259P508      697      1,353  SH          SOLE       NONE      1,353
GREAT BASIN GOLD LTD           COM                390124105    1,436    849,597  SH          SOLE       NONE    849,597
HALLIBURTON CO                 COM                406216101    1,255     41,120  SH          SOLE       NONE     41,120
HELIX ENERGY SOLUTIONS GRP I   COM                42330P107      371     28,305  SH          SOLE       NONE     28,305
ISIS PHARMACEUTICALS INC       COM                464330109    2,247    331,489  SH          SOLE       NONE    331,489
KINROSS GOLD CORP              COM NO PAR         496902404    1,005     68,011  SH          SOLE       NONE     68,011
LOWES COS INC                  COM                548661107      839     43,396  SH          SOLE       NONE     43,396
MARKET VECTORS ETF TR          GOLD MINER ETF     57060U100      500      9,053  SH          SOLE       NONE      9,053
MCDERMOTT INTL INC             COM                580037109    1,416    131,643  SH          SOLE       NONE    131,643
MEDCO HEALTH SOLUTIONS INC     COM                58405U102    1,892     40,356  SH          SOLE       NONE     40,356
NABORS INDUSTRIES LTD          SHS                G6359F103    2,923    238,405  SH          SOLE       NONE    238,405
PFIZER INC                     COM                717081103    3,195    180,733  SH          SOLE       NONE    180,733
RUTHS HOSPITALITY GROUP INC    COM                783332109      389     90,766  SH          SOLE       NONE     90,766
SKECHERS U S A INC             CL A               830566105      408     29,078  SH          SOLE       NONE     29,078
SUPERVALU INC                  COM                868536103    1,328    199,416  SH          SOLE       NONE    199,416
TASEKO MINES LTD               COM                876511106      208     81,584  SH          SOLE       NONE     81,584
THERMOGENESIS CORP             COM PAR $0.001     883623308       90     72,983  SH          SOLE       NONE     72,983
UNIVERSAL DISPLAY CORP         COM                91347P105      689     14,382  SH          SOLE       NONE     14,382
UQM TECHNOLOGIES INC           COM                903213106      258    154,668  SH          SOLE       NONE    154,668
VICAL INC                      COM                925602104      436    175,767  SH          SOLE       NONE    175,767




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